S000054634 [Member] Expense Example - NexPoint Merger Arbitrage Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 744
Expense Example, with Redemption, 3 Years	1,180
Expense Example, with Redemption, 5 Years	1,641
Expense Example, with Redemption, 10 Years	2,913
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	370
Expense Example, with Redemption, 3 Years	862
Expense Example, with Redemption, 5 Years	1,480
Expense Example, with Redemption, 10 Years	3,145
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	170
Expense Example, with Redemption, 3 Years	560
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	$ 2,135